Material Accounting Policy Information - Schedule of Property, Plant and Equipment are Depreciated Using the Straight-Line Method (Details)	12 Months Ended
Dec. 31, 2025
Buildings [Member] | Bottom of Range [Member]
Material Accounting Policy Information - Schedule of Property, Plant and Equipment are Depreciated Using the Straight-Line Method (Details) [Line Items]
Property, plant and equipment estimated useful lives	15 years
Buildings [Member] | Top of Range [Member]
Material Accounting Policy Information - Schedule of Property, Plant and Equipment are Depreciated Using the Straight-Line Method (Details) [Line Items]
Property, plant and equipment estimated useful lives	20 years
Land [Member]
Material Accounting Policy Information - Schedule of Property, Plant and Equipment are Depreciated Using the Straight-Line Method (Details) [Line Items]
Property, plant and equipment estimated useful lives
Machinery [Member] | Bottom of Range [Member]
Material Accounting Policy Information - Schedule of Property, Plant and Equipment are Depreciated Using the Straight-Line Method (Details) [Line Items]
Property, plant and equipment estimated useful lives	3 years
Machinery [Member] | Top of Range [Member]
Material Accounting Policy Information - Schedule of Property, Plant and Equipment are Depreciated Using the Straight-Line Method (Details) [Line Items]
Property, plant and equipment estimated useful lives	15 years
Electronic equipment [Member] | Bottom of Range [Member]
Material Accounting Policy Information - Schedule of Property, Plant and Equipment are Depreciated Using the Straight-Line Method (Details) [Line Items]
Property, plant and equipment estimated useful lives	3 years
Electronic equipment [Member] | Top of Range [Member]
Material Accounting Policy Information - Schedule of Property, Plant and Equipment are Depreciated Using the Straight-Line Method (Details) [Line Items]
Property, plant and equipment estimated useful lives	15 years
Leasehold improvements and property improvements [Member] | Bottom of Range [Member]
Material Accounting Policy Information - Schedule of Property, Plant and Equipment are Depreciated Using the Straight-Line Method (Details) [Line Items]
Property, plant and equipment estimated useful lives	3 years
Leasehold improvements and property improvements [Member] | Top of Range [Member]
Material Accounting Policy Information - Schedule of Property, Plant and Equipment are Depreciated Using the Straight-Line Method (Details) [Line Items]
Property, plant and equipment estimated useful lives	15 years
Containerized solution [Member]
Material Accounting Policy Information - Schedule of Property, Plant and Equipment are Depreciated Using the Straight-Line Method (Details) [Line Items]
Property, plant and equipment estimated useful lives	8 years
Graphics Processing Unit (“GPU”) equipment [Member]
Material Accounting Policy Information - Schedule of Property, Plant and Equipment are Depreciated Using the Straight-Line Method (Details) [Line Items]
Property, plant and equipment estimated useful lives	4 years